Investments in associates and joint ventures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Jointly Controlled by Banco Santander	R$ 644,426	R$ 548,339
Banco RCI Brasil S.A.	591,951	491,623
Estruturadora Brasileira de Projetos S.A. - EBP	387	209
Gestora de Inteligência de Crédito	52,088	56,507
Jointly Controlled by Santander Corretora de Seguros	2,307	1,607
Hyundai Corretora de Seguros	2,307	1,607
Significant Influence of Banco Santander	2,422,571	540,684
Núclea S.A.	306,521	503,922
Pluxee Benefícios Brasil S.A. (3)	2,059,643
Santander Auto S.A.	56,407	36,762
Significant Influence of Santander Corretora de Seguros	570,872	519,150
Tecnologia Bancária S.A. - TECBAN (1)	248,951	246,083
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	41,027	42,565
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	2,923	3,585
Webmotors S.A.	277,971	226,917
Total	R$ 3,640,176	R$ 1,609,780